Disposition of Long-Term Apartment Rental Business - Schedule of Reconciliation of Major Classes of Assets and Liabilities (Details) ¥ in Thousands	Sep. 30, 2023 CNY (¥)
Current assets of discontinued operations
Cash, cash equivalents and restricted cash	¥ 741
Accounts receivable, net	2,409
Other current assets	63,454
Property and equipment, net	183
Other assets	9,590
Total current assets of discontinued operations	76,663
Liabilities of discontinued operations:
Accounts payable	157,613
Deferred revenue	99,230
Short-term debt	103,552
Rental instalment loans	15,756
Deposits from tenants	29,723
Accrued expenses and other current liabilities	101,501
Total liabilities of discontinued operations	508,326
Related Party [Member]
Current assets of discontinued operations
Amounts due from a related party	286
Liabilities of discontinued operations:
Amounts due to a related party	¥ 951